CONSOLIDATED STATEMENTS OF OPERATIONS $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($) $ / shares $ / shares	Dec. 31, 2020 CAD ($) $ / shares $ / shares
Premiums
Gross	$ 25,506	$ 26,190
Less: Ceded	2,453	2,452
Net premiums	23,053	23,738
Net investment income (loss):
Interest and other investment income	6,272	5,407
Fair value and foreign currency changes on assets and liabilities	(1,785)	6,860
Net gains (losses) on available-for-sale assets	146	451
Net investment income (loss)	4,633	12,718
Fee income	8,002	6,881
Total revenue	35,688	43,337
Benefits and expenses
Gross claims and benefits paid	18,722	18,307
Increase (decrease) in insurance contract liabilities	2,437	14,860
Decrease (increase) in reinsurance assets	86	204
Increase (decrease) in investment contract liabilities	(22)	61
Reinsurance expenses (recoveries)	(2,425)	(2,353)
Net transfer to (from) segregated funds	(351)	(1,825)
Operating expenses, commissions and premium taxes	11,817	10,441
Interest expense	327	355
Total benefits and expenses	30,591	40,050
Income (loss) before income taxes	5,097	3,287
Less: Income tax expense (benefit)	727	495
Total net income (loss)	4,370	2,792
Less: Net income (loss) attributable to participating policyholders	335	283
Net income (loss) attributable to non-controlling interests	0	11
Shareholders’ net income (loss)	4,035	2,498
Less: Dividends on preferred shares and distributions on other equity instruments	101	94
Common shareholders’ net income (loss)	$ 3,934	$ 2,404
Average exchange rates during the reporting periods (in USD per share) | $ / shares	1.25	1.34
Earnings (loss) per share
Basic (in CAD per share) | $ / shares	$ 6.72	$ 4.11
Diluted (in CAD per share) | $ / shares	6.69	4.10
Dividends per common share (in CAD per share) | $ / shares	$ 2.310	$ 2.200